Investment Objectives and Goals - Calamos S&P 500 Structured Alt Protection ETF - November	Oct. 25, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500® Structured Alt Protection ETFTM — November (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of 7.43% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from November 1, 2024 through October 31, 2025.